Subsequent Events (Details) - Forecast [Member]	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Feb. 08, 2024 $ / shares shares
Subsequent Events (Details) [Line Items]
Par value per share | $ / shares			$ 0.0001
2024 Stock Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares | shares			2,613,000
Sunrise Guizhou [Member]
Subsequent Events (Details) [Line Items]
Credit facility agreement	$ 14,084,705	¥ 100,000,000